State Street DoubleLine Emerging Markets Fixed Income ETF Investment Objectives and Goals - State Street DoubleLine Emerging Markets Fixed Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® DoubleLine® Emerging Markets Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street DoubleLine Emerging Markets Fixed Income ETF (the “Fund”) seeks to provide high total return from current income and capital appreciation.